Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

7.   SHARE-BASED COMPENSATION

Stock Option Plan

The Company adopted the Vycor Medical, Inc Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company.   The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code.  Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date.  The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date.  The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years.  The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis.  No employee stock options were granted for the three month periods ended March 31, 2014 and 2013.

Initial grants of options to purchase 500,000 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company’s then Chief Executive Officer and then Heather N. Vinas, the Company’s President at an exercise price of $0.135 per share.  The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas’ resignation as President of the Company in May 2010, 166,667 unvested options were cancelled. These options have been fully expensed.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan.  As of March 31, 2014 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2012	1,749,874	$3.03

Granted	—	—
Exercised	(341,941)	1.49

Cancelled or expired	(3,334)	10.50

Outstanding at December 31, 2013	1,404,599	$3.39

Granted	3,810,579	2.52
Exercised	—	—
Cancelled or expired	(212,961)	4.50

Outstanding at March 31, 2014	5,002,217	$2.68

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2012	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2013	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at March 31, 2014	5,557	$20.25

As of March 31, 2014, the weighted-average remaining contractual life of outstanding warrants and options is 2.35 and 3.88 years, respectively.

Non-Employee Stock Compensation

During the three months ended March 31, 2014, the Company issued an aggregate of 2,294, 2,222 and 2,222 shares of common stock, respectively, valued at $5,000 to each of Steven Girgenti, Oscar Bronsther and Lowell Rush for services rendered to the board of directors. For the three months ended March 31, 2014, a total of $15,000 was recognized as share-based compensation for the issuance of these shares.

During three months ended March 31, 2014 the Company issued an aggregate of 710, 694 and 694 shares of common stock, respectively, valued at $1,563, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 1,420 shares of common stock valued at $3,125 to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the three months ended March 31, 2014, an aggregate of $7,813 was recognized as share-based compensation for the issuance of these shares.

In November 2013, the Company entered into three-month extension amendments to the existing agreements with Del Mar Consulting, Inc. and Alex Partners, LLC under which 33,000 and 27,000 shares of Company Common Stock respectively were issued, valued at $66,000 and $54,000 respectively. The value of these shares was amortized over the period of the agreement, and for the three months ended March 31, 2014 stock compensation of $78,620 was recognized as share-based compensation in connection with these agreements. Under the extension agreement, the Company has the option to pay all or part of the monthly fees in cash and for January 2014 3,000 shares valued at $5,400 were issued to Del Mar and 2,000 shares valued at $3,600 were issued to Alex Partners.

On July 2, 2013, the Company entered into an advisory agreement, amended March 11, 2014 with Garden State Securities, Inc.(“GSS”) to provide certain financial advisory services to the Company. Under the terms of the advisory agreement, the Company issued 30,000 restricted shares of Company Common Stock to GSS in March 2014 valued at $66,000, which is being amortized over the six months from January 1, 2014, being the remaining term of the agreement. For the three months ended March 31, 2014 stock compensation of $33,000 was recognized as share-based compensation in connection with this agreement.

On January 2, 2014 the Company issued warrants to Dr. Donald O’Rourke to purchase 7,000 shares of Vycor Common Stock at an exercise price of $3.08 per share, exercisable for a period of three years. The fair value of these warrants was estimated at $5,522 using Black-Scholes and the full value was recognized immediately.

On January 2, 2014 the Company and Fountainhead amended their Consulting Agreement. Under the Amendment, 6,276 shares valued at $15,000 were issued to Fountainhead in respect of fees for the three months ended March 31, 2014.

In March 2014, the Company entered into an investor relations advisory agreement with J and M Group, LLC, under which the Company issued 2,500 shares of Common Stock valued at $4,700, which was fully expensed in the three months ended March 31, 2014.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the above non-employees for the three months ended March 31, 2013 was $168,655. As of March 31, 2014, there was $33,000 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The stock options or warrants meet the criteria for equity treatment and the fair value of the stock options or warrants granted is estimated at the grant date and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.  The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing share price. Expected volatility is based on the historical volatility of a peer group of publicly traded companies.

The following assumptions were used in calculations of the Black-Scholes option pricing model for the three months ended March 31, 2014 and 2013:

	Three months ended March 31,
	2014	2013
Risk-free interest rates	0.78%	—
Expected life	3 years	—
Expected dividends	0%	—
Expected volatility	75%	—
Vycor Common Stock fair value	$2.05	—

8. SHARE-BASED COMPENSATION

The Company recognizes the cost of all share-based payments under the relevant authoritative accounting guidance. Share-based payments include any remuneration paid by the Company in shares of the Company’s common stock or financial instruments that grant the recipient the right to acquire shares of the Company’s common stock. For share-based payments to employees, which consist only of awards made under the stock option plan described below, the Company accounts for the payments in accordance with the provisions of ASC Topic 718, “Stock Compensation” (formerly referred to as SFAS No. 123(R)). Share-based payments to consultants, service providers and other non-employees are accounted for under in accordance with ASC Topic 718, ASC Topic 505, “Equity Payments to Non-Employees” or other applicable authoritative guidance.

Stock Option Plan

The Company adopted the Vycor Medical, Inc. Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company. The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code. Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date. The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date. The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years. The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis. No employee stock options were granted for the years ended December 31, 2012 and 2011.

Initial grants of options to purchase 3,334 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company’s Chief Executive Officer and Heather N. Vinas, the Company’s President at an exercise price of $20.25 per share. The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas’ resignation as President of the Company in May 2010, 667 unvested options were cancelled. For the years ended December 31, 2013 and 2012, the Company recognized share-based compensation of $0 and $0, respectively.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan. As of December 31, 2013 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	1,747,347	$3.07

Granted	4,667	4.50
Exercised	—	—
Cancelled or expired	(2,140)	36.00

Outstanding at December 31, 2012	1,749,874	$3.03

Granted	—	—
Exercised	(341,941)	$1.49
Cancelled or expired	(3,334)	$10.50

Outstanding at December 31, 2013	1,404,599	$3.39

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

Outstanding at December 31, 2012	5,557	$20.25

Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2013	5,557	$20.25

As of December 31, 2013, the weighted-average remaining contractual life of outstanding warrants and options is 0.91 and 4.12 years, respectively.

Non-Employee Stock Compensation

During the year ended December 31, 2013, the Company issued an aggregate of 8,688, 9,500 and 4,612 shares of common stock, respectively, valued at $20,000, $20,000 and $10,000 to each of Steven Girgenti, Oscar Bronsther and Lowell Rush for services rendered to the board of directors. For the year ended December 31, 2013, a total of $50,000 was recognized as share-based compensation for the issuance of these shares.

During the year ended December 31, 2013 the Company issued an aggregate of 2,997, 3,792 and 3,792 shares of common stock, respectively, valued at $7,813, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 5,068 shares of common stock valued at $12,500 to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the year ended December 31, 2013 an aggregate of $35,938 was recognized as share-based compensation for the issuance of these shares.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares Common Shares valued at $157,500 and $105,000 respectively. The value of these shares is being amortized over the period of the agreement, and for the year ended December 31, 2013 stock compensation of $240,625 was recognized as share-based compensation in connection with these agreements. During July to September 2013, Del Mar and Alex Partners were issued 10.800 and 7,200 shares of Common Stock, respectively, valued at $21,600 and $14,400, respectively, in lieu of cash consulting fees for the months of July to September 2013. In November 2013, the Company entered into three-month extension amendments to the existing agreements with Del Mar and Alex Partners, under which 33,000 and 27,000 shares of Company Common Stock respectively were issued, valued at $66,000 and $54,000 respectively. The value of these shares is being amortized over the period of the agreement, and for the year ended December 31, 2013 stock compensation of $41,380 was recognized as share-based compensation in connection with these agreements. Under the extension agreement, the Company has the option to pay all or part of the monthly fees in cash and for December 3,000 shares valued at $5,400 were issued to Del Mar and 2,000 share valued at $3,600 were issued to Alex Partners.

On July 2, 2013, the Company entered into an advisory agreement with a registered broker-dealer to provide certain financial advisory services to the Company. Under the terms of the advisory agreement, the Company issued 15,000 restricted shares of Company Common Stock to the broker-dealer on execution, which were valued on the date of issuance at $37,500, which is being amortized over the first six months of the agreement. The value of these shares is being amortized over the six months of the agreement, and for the year ended December 31, 2013 stock compensation of $37,500 was recognized as share-based compensation in connection with this agreement.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the above non-employees for the year ended December 31, 2013 was $450,442. As of December 31, 2013, there was $78,621 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation resulting from the issuance of Common Stock is calculated by reference to the valuation of the Stock on the date of issuance, the expense being recognized as the compensation is earned. Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant. The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The stock compensation expensed during the year ended December 31, 2013 resulted only from the issuance of Common Stock valued on the date of issuance. The following assumptions were used in calculations of the Black-Scholes option pricing model for warrant-based stock compensation in year ended December 31, 2012:

	Year ended December 31,
	2013	2012
Risk-free interest rates	—	0.42–1.60%
Expected life	—	3 years
Expected dividends	—	0%
Expected volatility	—	96-99%
Vycor Common Stock fair value	—	$3.00–$4.50